Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
In thousands	2012	2011
Land, buildings and improvements	$1,232	$1,240
Machinery, fixtures and equipment	1,180	1,710
Leaseholds and improvements	23	20
Property, plant and equipment, Gross	2,435	2,970
Less accumulated depreciation	1,264	1,679
Property, plant and equipment, Net	$1,171	$1,291